Dividends (Tables)	6 Months Ended
Jun. 30, 2025
Interim Financial Reporting [Abstract]
Disclosure of dividends to shareholders

Dividends paid to shareholders of HSBC Holdings plc
	Half-year to
	30 Jun 2025		30 Jun 2024
	Per share	Total	Per share	Total
	$	$m	$	$m
Dividends paid on ordinary shares
In respect of previous year:
– fourth interim dividend	0.36	6,397	0.31	5,872
In respect of current year:
– first interim dividend	0.10	1,750	0.10	1,877
– special dividend	—	—	0.21	3,942
Total	0.46	8,147	0.62	11,691
Total coupons on capital securities classified as equity		547		526
Dividends to shareholders		8,694		12,217